UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pershing Square Capital Management, L.P.
Address: 888 Seventh Avenue, 29th floor

         New York, New York  10019

13F File Number:  028-11694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William A Ackman
Title:     Managing Member
Phone:     212-813-3700

Signature, Place, and Date of Signing:

     William A Ackman     New York, NY/USA     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $2,466,194 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11695                      Pershing Square GP, LLC
2    28-12034                      Pershing Square III GP, LLC

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARNES & NOBLE INC             COM              067774109   111392  2895551 SH       SHARED  1                   0  2895551        0
BARNES & NOBLE INC             COM              067774109   140219  3644900 SH       SOLE                  3644900        0        0
BORDERS GROUP INC              COM              099709107    72819  3820523 SH       SOLE                  3820523        0        0
BORDERS GROUP INC              COM              099709107    57848  3035057 SH       SHARED  1                   0  3035057        0
CADBURY SCHWEPPES PLC          ADR              127209302     1071    19718 SH       SOLE                    19718        0        0
CADBURY SCHWEPPES PLC          ADR              127209302      851    15665 SH       SHARED  1                   0    15665        0
CERIDIAN CORP NEW              COM              156779100   327418  9354807 SH       SHARED  1                   0  9354807        0
CERIDIAN CORP NEW              COM              156779100   422727 12077927 SH       SOLE                 12077927        0        0
ISHARES TR                     DJ US REAL EST   464287739    12029   155373 SH       SHARED  1                   0   155373        0
ISHARES TR                     DJ US REAL EST   464287739    15540   200727 SH       SOLE                   200727        0        0
MCDONALDS CORP                 COM              580135101   249499  4915263 SH       SOLE                  4915263        0        0
MCDONALDS CORP                 COM              580135101   702737 13844314 SH       SHARED  2                   0 13844314        0
STAPLES INC                    COM              855030102   138282  5827290 SH       SOLE                  5827290        0        0
STAPLES INC                    COM              855030102   107037  4510603 SH       SHARED  1                   0  4510603        0
TARGET CORP                    COM              87612E106    60445   950390 SH       SOLE                   950390        0        0
TARGET CORP                    COM              87612E106    46280   727670 SH       SHARED  1                   0   727670        0